Business segment information	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Business segment information
28.	Business segment information

The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chief Executive Officer and President.

Due to certain changes in the organizational structure during the fiscal year ended March 31, 2014, sales and operating revenue of the IP&S segment and All Other and operating income (loss) of the IP&S segment, All Other and Corporate and elimination for the comparable periods have been reclassified to conform to the current fiscal year’s presentation.

The MP&C segment includes Mobile Communications, and Personal and Mobile Products. On February 15, 2012, Sony acquired Ericsson’s 50% equity interest in Sony Ericsson, which changed its name to Sony Mobile Communications upon becoming a wholly-owned subsidiary of Sony. The financial results of the MP&C segment include Sony’s equity in net income (loss) of Sony Ericsson through February 15, 2012 and sales, operating revenue and operating income (loss) from February 16, 2012 through March 31, 2013. Refer to Note 24. The IP&S segment includes Digital Imaging Products, and Professional Solutions. The HE&S segment includes Televisions, and Audio and Video. The equity results of S-LCD were also included within the HE&S segment until the termination of the joint venture in January 2012. Refer to Note 5. The Devices segment includes Semiconductors and Components. The Pictures segment includes Motion Pictures, Television Productions and Media Networks. The Music segment includes Recorded Music, Music Publishing and Visual Media and Platform. The Financial Services segment primarily represents individual life insurance and non-life insurance businesses in the Japanese market and a bank business in Japan. All Other consists of various operating activities, including So-net Corporation, an Internet-related service business subsidiary operating mainly in Japan, the network business, the medical business and the disc manufacturing business. Sony’s products and services are generally unique to a single operating segment.

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Sales and operating revenue:
Mobile Products & Communications —
Customers	622,415	1,220,013	1,629,525
Intersegment	262	37,605	536

Total	622,677	1,257,618	1,630,061
Game —
Customers	679,899	527,110	750,448
Intersegment	125,067	179,968	228,799

Total	804,966	707,078	979,247
Imaging Products & Solutions —
Customers	780,422	752,603	737,474
Intersegment	4,694	3,598	3,729

Total	785,116	756,201	741,203
Home Entertainment & Sound —
Customers	1,285,833	993,822	1,166,007
Intersegment	428	1,005	2,572

Total	1,286,261	994,827	1,168,579
Devices —
Customers	677,208	583,968	589,194
Intersegment	349,360	264,607	204,996

Total	1,026,568	848,575	794,190
Pictures —
Customers	656,097	732,127	828,668
Intersegment	1,624	612	916

Total	657,721	732,739	829,584
Music —
Customers	430,751	431,719	492,058
Intersegment	12,038	9,989	11,230

Total	442,789	441,708	503,288
Financial Services —
Customers	865,737	999,276	988,944
Intersegment	2,924	3,113	4,902

Total	868,661	1,002,389	993,846
All Other —
Customers	441,948	506,729	532,936
Intersegment	64,596	56,283	61,675

Total	506,544	563,012	594,611
Corporate and elimination	(508,220)	(508,643)	(467,343)

Consolidated total	6,493,083	6,795,504	7,767,266

Game intersegment amounts primarily consist of transactions with All Other. Devices intersegment amounts primarily consist of transactions with the Game segment and the IP&S segment. All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the Game segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Operating income (loss):
Mobile Products & Communications	7,246	(97,170)	(75,037)
Game	29,302	1,735	(8,058)
Imaging Products & Solutions	19,641	1,442	26,327
Home Entertainment & Sound	(199,461)	(84,315)	(25,499)
Devices	(22,126)	43,895	(12,981)
Pictures	34,130	47,800	51,619
Music	36,887	37,218	50,208
Financial Services	129,283	142,209	170,292
All Other	(34,004)	101,480	(58,641)

Total	898	194,294	118,230
Corporate and elimination	(66,561)	32,209	(91,735)

Consolidated operating income (loss)	(65,663)	226,503	26,495
Other income	23,478	68,656	42,453
Other expenses	(38,726)	(53,075)	(43,207)

Consolidated income (loss) before income taxes	(80,911)	242,084	25,741

Operating income (loss) is sales and operating revenue less costs and expenses, and includes equity in net income (loss) of affiliated companies.

The MP&C segment includes the fair value remeasurement gain on Sony’s previously held 50% equity interest in Sony Ericsson upon obtaining control through the acquisition of Ericsson’s 50% equity interest in Sony Ericsson. Refer to Note 24.

All Other includes the gains on sale and remeasurement related to the shares in M3. Refer to Note 5.

Corporate and elimination includes headquarters restructuring costs, restructuring costs related to the reduction in scale of sales companies following the decision to exit from the PC business, and certain other corporate expenses, including the amortization of certain intellectual property assets such as the cross-licensing of intangible assets acquired from Ericsson at the time of the Sony Mobile Communications acquisition, which are not allocated to segments. In addition, Corporate and elimination includes gains on the sale of the U.S. headquarters building and Sony City Osaki. Refer to Note 8.

Within the HE&S segment, the operating losses of Televisions, which primarily consists of LCD televisions, for the fiscal years ended March 31, 2012, 2013 and 2014 were 203,720 million yen, 69,602 million yen and 25,705 million yen, respectively. The operating losses of Televisions exclude restructuring charges which are included in the overall segment results and not allocated to product categories.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Equity in net income (loss) of affiliated companies:
Mobile Products & Communications	(57,680)	—	—
Game	—	—	—
Imaging Products & Solutions	(154)	743	188
Home Entertainment & Sound	(64,078)	—	—
Devices	(44)	—	—
Pictures	(516)	(601)	(1,829)
Music	(372)	(4,766)	2,338
Financial Services	(1,252)	(2,303)	(2,336)
All Other	2,399	(21)	(5,735)

Consolidated total	(121,697)	(6,948)	(7,374)

Depreciation and amortization:
Mobile Products & Communications	11,799	25,777	31,365
Game	12,112	11,870	15,346
Imaging Products & Solutions	39,438	39,605	38,080
Home Entertainment & Sound	31,305	26,968	25,806
Devices	119,511	112,486	106,472
Pictures	16,007	15,428	18,078
Music	12,345	13,209	14,414
Financial Services, including deferred insurance acquisition costs	60,782	62,633	54,348
All Other	22,376	24,190	21,716

Total	325,675	332,166	325,625
Corporate	40,595	44,569	51,070

Consolidated total	366,270	376,735	376,695

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Sales and operating revenue:
Mobile Products & Communications
Mobile Communications	77,732	733,622	1,191,787
Personal and Mobile Products	538,816	480,132	431,378
Other	5,867	6,259	6,360

Total	622,415	1,220,013	1,629,525
Game	679,899	527,110	750,448
Imaging Products & Solutions
Digital Imaging Products	489,526	449,724	413,255
Professional Solutions	280,645	285,698	306,885
Other	10,251	17,181	17,334

Total	780,422	752,603	737,474
Home Entertainment & Sound
Televisions	843,464	581,475	754,308
Audio and Video	433,800	405,024	400,828
Other	8,569	7,323	10,871

Total	1,285,833	993,822	1,166,007
Devices
Semiconductors	377,177	301,915	336,845
Components	295,822	271,654	249,856
Other	4,209	10,399	2,493

Total	677,208	583,968	589,194
Pictures
Motion Pictures	393,602	446,254	422,255
Television Productions	145,817	159,794	247,568
Media Networks	116,678	126,079	158,845

Total	656,097	732,127	828,668
Music
Recorded Music	311,979	307,788	347,684
Music Publishing	48,095	52,764	66,869
Visual Media and Platform	70,677	71,167	77,505

Total	430,751	431,719	492,058
Financial Services	865,737	999,276	988,944
All Other	441,948	506,729	532,936
Corporate	52,773	48,137	52,012

Consolidated total	6,493,083	6,795,504	7,767,266

Mobile Communications includes sales and operating revenue of Sony Mobile from February 16, 2012 through March 31, 2014.

Geographic Information:

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2012, 2013 and 2014 and property, plant and equipment, net as of March 31, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Sales and operating revenue:
Japan	2,101,435	2,197,881	2,199,099
United States	1,211,849	1,064,765	1,302,052
Europe	1,268,258	1,362,488	1,753,526
China	495,101	464,784	520,539
Asia-Pacific	636,489	806,205	1,013,635
Other Areas	779,951	899,381	978,415

Total	6,493,083	6,795,504	7,767,266

	Yen in millions
	March 31
	2013	2014
Property, plant and equipment, net:
Japan	617,581	526,472
United States	74,359	74,302
Europe	53,460	48,055
China	48,689	45,346
Asia-Pacific	48,977	39,815
Other Areas	18,484	16,020

Total	861,550	750,010

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada

There are not any individually material countries with respect to the sales and operating revenue and property, plant and equipment, net included in Europe, Asia-Pacific and Other Areas.

Transfers between reportable business segments or geographic areas are made at amounts which Sony’s management believes approximate arms-length transactions.

There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2012, 2013 and 2014.